KRANESHARES TRUST

KraneShares CSI New China ETF

KraneShares CSI China Internet ETF

(each, a “Fund” and together, the “Funds”)

Supplement dated December 18, 2014 to the

Prospectuses and Summary Prospectuses dated August 1, 2014, as supplemented from time to time (each, a “Prospectus” and together, the “Prospectuses”)

This supplement provides new and additional information beyond that contained in the Prospectuses and should be read in conjunction with the Prospectuses.

Portfolio Manager Change

Effective November 12, 2014, Ms. Denise M. Krisko of Index Management Solutions, LLC (the “Sub-Adviser”) no longer serves as the portfolio manager of the Funds and all references to Ms. Krisko in the Funds’ Prospectuses are deleted in their entirety. Messrs. Justin V. Lowry and Sean P. Reichert, also of the Sub-Adviser, currently serve as the portfolio managers of the Funds with day-to-day responsibility for trading the Funds’ portfolio securities.

As a result of the portfolio managers changes discussed above, the changes below apply to the Prospectuses.

•	The information under the heading “Management - Portfolio Manager” in the Fund Summary section of each Prospectus is deleted in its entirety and replaced with the following:

Portfolio Managers

Justin V. Lowry and Sean P. Reichert, Portfolio Managers of the Sub-Adviser, have had primary responsibility for trading the Fund’s portfolio securities since November 2014.

•	The information under the heading “Management - Portfolio Manager” in each Prospectus is deleted in its entirety and replaced with the following:

Portfolio Managers

Justin V. Lowry is a portfolio manager with the Sub-Adviser. Mr. Lowry has been with the Sub-Adviser since its founding in 2009 and has six years of experience in the investment management industry, currently managing and trading over $2 billion in total assets. Mr. Lowry has also worked to create and develop customized indexes that have been developed into exchange-traded products. Mr. Lowry graduated with a B.S. in Business Management from St. Joseph’s University.

Sean P. Reichert is a portfolio manager with the Sub-Adviser. Mr. Reichert has been with the Sub-Adviser since its founding in 2009. Prior to joining the Sub-Adviser, Mr. Reichert worked as an investment consultant for VTL Associates, the parent company of the Sub-Adviser, where he focused on creating asset allocation models for institutional investors. He also worked in the Public Finance department at Janney Montgomery Scott, a regional investment bank. Mr. Reichert graduated with a B.S. in Economics with a concentration in Finance from The Wharton School of The University of Pennsylvania. He is currently a Level II Chartered Financial Analyst (“CFA”) candidate.

Additional information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers’ ownership of Fund shares is available in the SAI.

Each Fund will continue to be managed in accordance with its stated investment objective and principal investment strategies.

 PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

KRS-SK-007-0100

KRANESHARES TRUST

KraneShares CSI New China ETF

KraneShares CSI China Internet ETF

KraneShares Bosera MSCI China A Share ETF

Supplement dated December 17, 2014 to the Statements of Additional Information Dated August 1, 2014, as supplemented from time to time (collectively, the “SAIs”)

This supplement provides new and additional information beyond that contained in the SAIs and should be read in conjunction with the SAIs.

This supplement provides detailed information about changes in the KraneShares Trust’s Trustees, Chief Compliance Officer and certain of the Funds’ portfolio managers.

I. Change in Trustee Information Affecting all Funds

Effective October 26, 2014, Mr. Chris Ruppenstein no longer serves as a Trustee of KraneShares Trust. As a result, all references to Mr. Ruppenstein in the “Management of the Trust - Members of the Board and Officers of the Trust” and “Management of the Trust - Individual Trustee Qualifications” sections of the SAIs are deleted in their entirety.

In addition, the “Principal Occupation(s) During Past 5 Years” information for John Ferguson in the “Management of the Trust - Members of the Board and Officers of the Trust” section of the SAIs is replaced with the following:

Chief Operating Officer of Kang Global Investors LP (hedge fund adviser) from May 2014 to present. President of Alden Global Capital, LLC (hedge fund adviser) from April 2012 to April 2014 (formerly, Chief Operating Officer from November 2011 to April 2012). Senior Managing Director and Chief Operating Officer of K2 Advisors, L.L.C. from April 2005 to October 2011.

II. Change in Chief Compliance Officer Information Affecting all Funds

Effective December 3, 2014, Ms. Monica McGinley no longer serves as Chief Compliance Officer of KraneShares Trust. As a result, all references to Ms. McGinley in the “Management of the Trust - Members of the Board and Officers of the Trust” section of the SAIs are deleted in their entirety.

Also effective December 3, 2014, the Board of Trustees designated Ms. Dianne Mattioli as Chief Compliance Officer to KraneShares Trust. The following information is added to the chart in the “Management of the Trust - Members of the Board and Officers of the Trust” section of the SAIs:

Name, Address and Year of Birth of Trustee/Officer	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee/Officer	Other Directorships Held by Trustee
Dianne Mattioli (1956) 1350 Avenue of the Americas, 2nd Floor New York, NY 10075	Chief Compliance Officer, No Set Term; served since December 2014	Principal/President of Regulatory Compliance Solutions Inc. since February 2013; Outsourced CCO for HedgeMark, a Bank of New York affiliate from June 2013 to September 2014; CCO of EIM Management (USA) Inc. from March 2006 to May 2013.	6	None

III. Changes in Portfolio Manager Information Affecting the KraneShares CSI New China ETF and the KraneShares CSI China Internet ETF

Effective November 12, 2014, Ms. Denise M. Krisko of Index Management Solutions, LLC (the “Sub-Adviser”) no longer serves as the portfolio manager to the Funds and all references to Ms. Krisko in the Funds’ SAIs are deleted in their entirety. Messrs. Justin V. Lowry and Sean P. Reichert, also of the Sub-Adviser, currently serve as portfolio managers to the Funds with day-to-day responsibility for trading the Funds’ portfolio securities.

As a result of these changes, the following information replaces the “Portfolio Manager” section in each Fund’s SAI:

Portfolio Managers

Justin V. Lowry and Sean P. Reichert are responsible for trading the Fund’s portfolio securities.

Mr. Lowry is a Portfolio Manager with the Sub-Adviser. Mr. Lowry has been with the Sub-Adviser since its founding in 2009 and has six years of experience in the investment management industry, currently managing and trading over $2 billion in total assets. Mr. Lowry has also worked to create and develop customized indexes that have been developed into exchange-traded products. Mr. Lowry graduated with a B.S. in Business Management from St. Joseph’s University.

Mr. Reichert is a Portfolio Manager with the Sub-Adviser. Mr. Reichert has been with the Sub-Adviser since its founding in 2009. Prior to joining the Sub-Adviser,

Mr. Reichert worked as an investment consultant for VTL Associates, the parent company of IMS, where he focused on creating asset allocation models for institutional investors. He also worked in the Public Finance department at Janney Montgomery Scott, a regional investment bank. Mr. Reichert graduated with a B.S. in Economics with a concentration in Finance from The Wharton School of The University of Pennsylvania. He is currently a Level II Chartered Financial Analyst (“CFA”) candidate.

Portfolio Manager Fund Ownership. The Fund is required to show the dollar range of each Portfolio Manager’s “beneficial ownership” of shares of the Fund as of the end of the most recently completed fiscal year. Dollar amount ranges disclosed are established by the SEC. As of December 16, 2014 the Portfolio Managers did not beneficially own shares of the Fund.

Other Accounts. The Portfolio Managers are responsible for the day-to-day management of certain other accounts, as follows:

Name	Registered Investment Companies*		Other Pooled Investment Vehicles*		Other Accounts*
	Number of Accounts	Total Assets ($ millions)	Number of Accounts	Total Assets ($ millions)	Number of Accounts	Total Assets ($ millions)
Justin Lowry	16	$1,716	3	$595	0	$0
Sean Reichert	16	$1,716	3	$595	0	$0

* Information provided is as of December 11, 2014.

Portfolio Manager Compensation. Each Portfolio Manager receives a fixed base salary and incentive awards based on profitability, growth in assets, and long-term investment performance. Key staff members of the Sub-Adviser are eligible to participate in a deferred compensation plan due to their high level of accountability and upon demonstrating a successful long-term performance track record. The value of the award increases during a vesting period based upon the profitability of the firm. Voluntary contributions may be made to a defined contribution plan.

Description of Material Conflicts of Interest. The Portfolio Managers’ management of “other accounts” may give rise to potential conflicts of interest in connection with his or her management of the Fund’s investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have the same investment objective as the Fund. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby a Portfolio Manager could favor one account over another. Another potential conflict could include a Portfolio Manager’s knowledge of the size, timing and possible market impact of Fund trades, whereby the Portfolio Manager could use this information to the advantage of other accounts and to the disadvantage of the Fund. However, the Adviser has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

KRS-SK-006-0100

KRANESHARES TRUST

MPS Thomson Reuters Venture Capital Fund

Supplement dated December 17, 2014 to the Statement of Additional Information

Dated August 4, 2014, as supplemented from time to time (the “SAI”)

This supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with the SAI.

This supplement provides detailed information about changes in the KraneShares Trust’s Trustees and Chief Compliance Officer.

I. Change in Trustee Information

Effective October 26, 2014, Mr. Chris Ruppenstein no longer serves as a Trustee of KraneShares Trust. As a result, all references to Mr. Ruppenstein in the “Management of the Trust - Members of the Board and Officers of the Trust” and “Management of the Trust - Individual Trustee Qualifications” sections of the SAI are deleted in their entirety.

In addition, the “Principal Occupation(s) During Past 5 Years” information for John Ferguson in the “Management of the Trust - Members of the Board and Officers of the Trust” section of the SAI is replaced with the following:

Chief Operating Officer of Kang Global Investors LP (hedge fund adviser) from May 2014 to present. President of Alden Global Capital, LLC (hedge fund adviser) from April 2012 to April 2014 (formerly, Chief Operating Officer from November 2011 to April 2012). Senior Managing Director and Chief Operating Officer of K2 Advisors, L.L.C. from April 2005 to October 2011.

II. Change in Chief Compliance Officer

Effective December 3, 2014, Ms. Monica McGinley no longer serves as Chief Compliance Officer of KraneShares Trust. As a result, all references to Ms. McGinley in the “Management of the Trust - Members of the Board and Officers of the Trust” section of the SAI are deleted in their entirety.

Also effective December 3, 2014, the Board of Trustees designated Ms. Dianne Mattioli as Chief Compliance Officer to KraneShares Trust. The following information is added to the chart in the “Management of the Trust - Members of the Board and Officers of the Trust” section of the SAI:

Name, Address and Year of Birth of Trustee/Officer	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee/Officer	Other Directorships Held by Trustee
Dianne Mattioli (1956) 1350 Avenue of the Americas, 2nd Floor New York, NY 10075	Chief Compliance Officer, No Set Term; served since December 2014	Principal/President of Regulatory Compliance Solutions Inc. since February 2013; Outsourced CCO for HedgeMark, a Bank of New York affiliate from June 2013 to September 2014; CCO of EIM Management (USA) Inc. from March 2006 to May 2013.	6	None

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

MPS-SK-003-0100